Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2013	2012
Deferred assets
Reinsurance recoverables	$497	$—
Other assets	4	—

Total deferred assets	501	—

Deferred liabilities
Unrealized net capital gains	(2,084)	(7,433)
Accrued expenses	(981)	(524)
Other liabilities	—	(33)

Total deferred liabilities	(3,065)	(7,990)

Net deferred liability	$(2,564)	$(7,990)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Current	$3,902	$4,145	$4,802
Deferred	(77)	128	59

Total income tax expense	$3,825	$4,273	$4,861

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Other	—	—	(0.1)

Effective income tax rate	35.0%	35.0%	34.9%